Total revenue and income - Disaggregation of revenue by major service lines (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Brokerage fee income	R$ 2,133,266	R$ 1,991,781	R$ 2,102,878
Securities placement income	2,285,110	1,979,406	1,631,399
Management fees income	1,742,959	1,628,373	1,580,770
Insurance brokerage fee income	219,397	175,326	153,230
Fee and commission income	996,693	789,822	563,987
Other services income	734,090	588,932	476,492
Revenue before sales taxes and contributions on revenue	8,111,515	7,153,640	6,508,756
Sales taxes and contributions on revenue	(686,659)	(621,635)	(568,300)
Total revenue	R$ 7,424,856	R$ 6,532,005	R$ 5,940,456